Loans (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2019					2018
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total
Residential mortgages (4)	$208,652	$140	$71	$211	$208,441	$207,749	$143	$71	$214	$207,535
Personal	43,651	128	425	553	43,098	43,058	109	372	481	42,577
Credit card	12,755	–	420	420	12,335	12,673	–	418	418	12,255
Business and government (4)	125,798	376	355	731	125,067	109,555	230	296	526	109,029
	$390,856	$644	$1,271	$1,915	$388,941	$373,035	$482	$1,157	$1,639	$371,396

(1)	Loans are net of unearned income of $469 million (2018: $421 million).
(2)	Includes gross loans of $69.5 billion (2018: $61.0 billion) denominated in U.S. dollars and $6.7 billion (2018: $4.8 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $60 million of residential mortgages (2018: $12 million) and $21,182 million of business and government loans (2018: $16,424 million) that are measured at FVTPL.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the year ended October 31	2019
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	(1)	Total
Residential mortgages
Balance at beginning of year	$27	$44	$143		$214
Originations net of repayments and other derecognitions	4	(11)	(23)		(30)
Changes in model	(2)	(6)	(5)		(13)
Net remeasurement (2)	(41)	32	94		85
Transfers (2)
– to 12-month ECL	42	(30)	(12)		–
– to lifetime ECL performing	(3)	22	(19)		–
– to lifetime ECL credit-impaired	–	(7)	7		–
Provision for (reversal of) credit losses (3)	–	–	42		42
Write-offs (4)	–	–	(29)		(29)
Recoveries	–	–	2		2
Interest income on impaired loans	–	–	(17)		(17)
Foreign exchange and other	1	(1)	(1)		(1)
Balance at end of year	$28	$43	$140		$211
Personal
Balance at beginning of year	$190	$199	$109		$498
Originations net of repayments and other derecognitions	45	(50)	–		(5)
Changes in model	(14)	30	–		16
Net remeasurement (2)	(194)	283	309		398
Transfers (2)
– to 12-month ECL	183	(179)	(4)		–
– to lifetime ECL performing	(37)	51	(14)		–
– to lifetime ECL credit-impaired	–	(63)	63		–
Provision for (reversal of) credit losses (3)	(17)	72	354		409
Write-offs (4)	–	–	(395)		(395)
Recoveries	–	–	62		62
Interest income on impaired loans	–	–	(5)		(5)
Foreign exchange and other	1	–	3		4
Balance at end of year	$174	$271	$128		$573
Credit card
Balance at beginning of year	$102	$370	$–		$472
Originations net of repayments and other derecognitions	–	(50)	–		(50)
Changes in model	36	(48)	–		(12)
Net remeasurement (2)	(190)	477	184		471
Transfers (2)
– to 12-month ECL	229	(229)	–		–
– to lifetime ECL performing	(33)	33	–		–
– to lifetime ECL credit-impaired	–	(215)	215		–
Provision for (reversal of) credit losses (3)	42	(32)	399		409
Write-offs (4)	–	–	(516)		(516)
Recoveries	–	–	117		117
Interest income on impaired loans	–	–	–		–
Foreign exchange and other	1	2	–		3
Balance at end of year	$145	$340	$–		$485
Business and government
Balance at beginning of year	$180	$147	$230		$557
Originations net of repayments and other derecognitions	32	(19)	(21)		(8)
Changes in model	–	1	3		4
Net remeasurement (2)	(17)	97	350		430
Transfers (2)
– to 12-month ECL	71	(64)	(7)		–
– to lifetime ECL performing	(21)	25	(4)		–
– to lifetime ECL credit-impaired	(2)	(29)	31		–
Provision for (reversal of) credit losses (3)	63	11	352		426
Write-offs (4)	–	–	(190)		(190)
Recoveries	–	–	13		13
Interest income on impaired loans	–	–	(18)		(18)
Foreign exchange and other	(4)	–	(9)		(13)
Balance at end of year	$239	$158	$378		$775
Total ECL allowance (5)	$586	$812	$646		$2,044
Comprises:
Loans	$526	$745	$644		$1,915
Undrawn credit facilities and other off-balance sheet exposures (6)	60	67	2		129

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent the amount of the ECL allowance at the beginning of the quarter in which the loan migration occurred. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2019 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in O ther liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31	2018
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	(1)	Total
Residential mortgages
Balance at beginning of year	$28	$43	$151		$222
Originations net of repayments and other derecognitions	7	(6)	(13)		(12)
Changes in model	(2)	1	22		21
Net remeasurement (2)	(25)	13	60		48
Transfers (2)
– to 12-month ECL	20	(16)	(4)		–
– to lifetime ECL performing	(1)	9	(8)		–
– to lifetime ECL credit-impaired	–	(2)	2		–
Provision for (reversal of) credit losses (3)	(1)	(1)	59		57
Write-offs (4)	–	–	(54)		(54)
Recoveries	–	–	–		–
Interest income on impaired loans	–	–	(10)		(10)
Foreign exchange and other	–	2	(3)		(1)
Balance at end of year	$27	$44	$143		$214
Personal
Balance at beginning of year	$164	$202	$110		$476
Originations net of repayments and other derecognitions	34	(22)	(5)		7
Changes in model	(2)	–	–		(2)
Net remeasurement (2)	(116)	148	299		331
Transfers (2)
– to 12-month ECL	151	(148)	(3)		–
– to lifetime ECL performing	(40)	49	(9)		–
– to lifetime ECL credit-impaired	–	(31)	31		–
Provision for (reversal of) credit losses (3)	27	(4)	313		336
Write-offs (4)	–	–	(368)		(368)
Recoveries	–	–	58		58
Interest income on impaired loans	–	–	(3)		(3)
Foreign exchange and other	(1)	1	(1)		(1)
Balance at end of year	$190	$199	$109		$498
Credit card
Balance at beginning of year	$101	$413	$–		$514
Originations net of repayments and other derecognitions	–	(24)	–		(24)
Changes in model	–	2	–		2
Net remeasurement (2)	(143)	370	145		372
Transfers (2)
– to 12-month ECL	179	(179)	–		–
– to lifetime ECL performing	(35)	35	–		–
– to lifetime ECL credit-impaired	–	(247)	247		–
Provision for (reversal of) credit losses (3)	1	(43)	392		350
Write-offs (4)	–	–	(512)		(512)
Recoveries	–	–	120		120
Interest income on impaired loans	–	–	–		–
Foreign exchange and other	–	–	–		–
Balance at end of year	$102	$370	$–		$472
Business and government
Balance at beginning of year	$234	$150	$204		$588
Originations net of repayments and other derecognitions	19	(10)	(15)		(6)
Changes in model	(11)	(7)	1		(17)
Net remeasurement (2)	(109)	72	187		150
Transfers (2)
– to 12-month ECL	66	(60)	(6)		–
– to lifetime ECL performing	(21)	25	(4)		–
– to lifetime ECL credit-impaired	(1)	(24)	25		–
Provision for (reversal of) credit losses (3)	(57)	(4)	188		127
Write-offs (4)	–	–	(116)		(116)
Recoveries	–	–	12		12
Interest income on impaired loans	–	–	(10)		(10)
Foreign exchange and other	3	1	(48)	(5)	(44)
Balance at end of year	$180	$147	$230		$557
Total ECL allowance (6)	$499	$760	$482		$1,741
Comprises:
Loans	$450	$707	$482		$1,639
Undrawn credit facilities and other off-balance sheet exposures (7)	49	53	–		102

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent the amount of the ECL allowance at the beginning of the quarter in which the loan migration occurred. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)	Includes ECL of $48 million relating to Barbados loans that were derecognized in the fourth quarter of 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.
(6)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(7)	Included in Other liabilities on our consolidated balance sheet.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECLs. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.

	Base case		Upside case		Downside case
As at October 31, 2019	Average value over the next 12 months	Average value over the remaining forecast period	Average value over the next 12 months	Average value over the remaining forecast period	Average value over the next 12 months	Average value over the remaining forecast period
Canadian GDP year-over-year growth (1)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (1)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (1)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

	Base case		Upside case	Downside case
As at October 31, 201 8	Average value over the next 12 months	Average value over the remaining forecast period	Average value over the forecast period	Average value over the forecast period
Canadian GDP year-over-year growth (1)	1.9%	1.4%	2.3%	1.2%
Canadian unemployment rate (1)	5.8%	6.0%	5.3%	6.4%
Canadian Housing Price Index growth (1)	2.2%	2.3%	6.4%	(1.2)%
S&P 500 Index growth rate	4.6%	(1.4)%	11.3%	(10.8)%
West Texas Intermediate Oil Price (US$)	$67	$65	$78	$52

(1)
Federal-level
forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECLs will differ from the federal forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point in time PDs under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2019				2018
	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total
Residential mortgages
– Exceptionally low	$142,260	$–	$–	$142,260	$141,556	$–	$–	$141,556
– Very low	37,140	–	–	37,140	40,225	–	–	40,225
– Low	17,315	1,010	–	18,325	15,321	798	–	16,119
– Medium	1,207	5,312	–	6,519	859	4,905	–	5,764
– High	11	1,162	–	1,173	–	996	–	996
– Default	–	–	597	597	–	–	510	510
– Not rated	2,251	233	154	2,638	2,163	249	167	2,579
Gross residential mortgages (5)(6)	200,184	7,717	751	208,652	200,124	6,948	677	207,749
ECL allowance	28	43	140	211	27	44	143	214
Net residential mortgages	200,156	7,674	611	208,441	200,097	6,904	534	207,535
Personal
– Exceptionally low	24,258	–	–	24,258	23,808	–	–	23,808
– Very low	4,321	1,353	–	5,674	3,813	1,374	–	5,187
– Low	4,955	1,582	–	6,537	5,954	702	–	6,656
– Medium	3,703	1,611	–	5,314	4,428	1,151	–	5,579
– High	302	613	–	915	245	691	–	936
– Default	–	–	164	164	–	–	142	142
– Not rated	720	29	40	789	677	33	40	750
Gross personal (6)	38,259	5,188	204	43,651	38,925	3,951	182	43,058
ECL allowance	160	265	128	553	176	196	109	481
Net personal	38,099	4,923	76	43,098	38,749	3,755	73	42,577
Credit card
– Exceptionally low	3,015	–	–	3,015	3,405	–	–	3,405
– Very low	1,142	83	–	1,225	1,747	50	–	1,797
– Low	5,619	274	–	5,893	3,809	710	–	4,519
– Medium	1,344	565	–	1,909	1,011	1,241	–	2,252
– High	10	538	–	548	10	528	–	538
– Default	–	–	–	–	–	–	–	–
– Not rated	158	7	–	165	162	–	–	162
Gross credit card	11,288	1,467	–	12,755	10,144	2,529	–	12,673
ECL allowance	129	291	–	420	88	330	–	418
Net credit card	11,159	1,176	–	12,335	10,056	2,199	–	12,255
Business and government (7)
– Investment grade	46,800	251	–	47,051	42,993	221	–	43,214
– Non-investment grade	80,780	3,443	–	84,223	69,560	3,819	–	73,379
– Watchlist	374	1,575	–	1,949	279	1,201	–	1,480
– Default	–	–	866	866	–	–	504	504
– Not rated	752	79	45	876	1,040	86	117	1,243
Gross business and government (5)(8)	128,706	5,348	911	134,965	113,872	5,327	621	119,820
ECL allowance	209	146	376	731	159	137	230	526
Net business and government	128,497	5,202	535	134,234	113,713	5,190	391	119,294
Total net amount of loans	$377,911	$18,975	$1,222	$398,108	$362,615	$18,048	$998	$381,661

(1)
Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at October 31, 2019. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $
23
 million (2018: $23 million) were recognized in AOCI.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $ 25 million (2018: $14 million) which were included in Other assets on our consolidated balance sheet.
(4)	As at October 31, 2019, 90% (2018: 89%) of stage 3 impaired loans were either fully or partially collateralized.
(5)	Includes $60 million (2018: $12 million) of residential mortgages and $21,182 million (2018: $16,424 million) of business and government loans that are measured at FVTPL.
(6)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the significant increase in credit risk of these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(7)	Certain comparative information has been reclassifie d between internal risk rating categories.
(8)	Includes customers’ liability under acceptances of $9,167 million (2018: $10,265 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2019				2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$106,696	$120	$–	$106,816	$100,772	$–	$–	$100,772
– Very low	7,341	1,126	–	8,467	10,217	1,014	–	11,231
– Low	10,974	1,357	–	12,331	7,873	1,612	–	9,485
– Medium	1,737	752	–	2,489	1,729	1,188	–	2,917
– High	255	495	–	750	234	417	–	651
– Default	–	–	19	19	–	–	13	13
– Not rated	397	32	–	429	348	33	–	381
Gross retail	127,400	3,882	19	131,301	121,173	4,264	13	125,450
ECL allowance	30	55	–	85	28	43	–	71
Net retail	127,370	3,827	19	131,216	121,145	4,221	13	125,379
Business and government (1)
– Investment grade	78,906	296	–	79,202	78,678	390	–	79,068
– Non-investment grade	52,379	1,282	–	53,661	41,780	1,198	–	42,978
– Watchlist	65	575	–	640	81	404	–	485
– Default	–	–	69	69	–	–	7	7
– Not rated	688	60	–	748	670	49	–	719
Gross business and government	132,038	2,213	69	134,320	121,209	2,041	7	123,257
ECL allowance	30	12	2	44	21	10	–	31
Net business and government	132,008	2,201	67	134,276	121,188	2,031	7	123,226
Total net undrawn credit facilities and other off-balance sheet exposures	$259,378	$6,028	$86	$265,492	$242,333	$6,252	$20	$248,605

(1)	Certain comparative information has been reclassified between internal risk rating categories.

Schedule of Loans Past Due But Not Impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans:

$ millions, as at October 31	Less than 31 days	31 to 90 days	Over 90 days	2019 Total	2018 Total
Residential mortgages	$2,608	$862	$–	$3,470	$3,354
Personal	763	185	–	948	937
Credit card	559	180	99	838	822
Business and government	5 55	177	–	732	683
	$4,485	$1,404	$99	$5,988	$5,796

Schedule of Net Interest Income After Provision for Credit Losses
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2019	2018	2017
Interest income	$20,697	$17,505	$13,593
Interest expense	10,146	7,440	4,616
Net interest income	10,551	10,065	8,977
Provision for credit losses	1,286	870	829
Net interest income after provision for credit losses	$9,265	$9,195	$8,148